Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 1	$ (29,231,347)
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 2	(119,236,823)
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 3	(89,630,508)
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 4	30,601,209
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 5	27,356,504
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 6	$ 27,017,780
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 7	(0.96)
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 8	(4.36)
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 9	(3.32)